Stradley, Ronon, Stevens & Young, LLP
2005 Market Street, Suite 2600
Philadelphia, PA 19103-7018
Telephone: (215) 564-8000

October 30, 2013

VIA EDGAR TRANSMISSION

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

RE:	Delaware Group Global & International Funds (the “Registrant”)
File Nos. 811-06324; 033-41034
Rule 497(e) filing

Dear Sir or Madam:

     Pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) submitted electronically via the EDGAR system, please find enclosed certain risk/return summary information in an interactive data format using the eXtensible Business Reporting Language (the “XBRL exhibits”). The XBRL exhibits reflect the Item 3 risk/return summary disclosure that was included in the supplement relating to the prospectus dated March 29, 2013, for Delaware Emerging Markets Fund, Delaware Focus Global Growth Fund, Delaware Global Value Fund, Delaware International Value Equity Fund and Delaware Macquarie Global Infrastructure Fund, a series of the Registrant, that was filed with the U.S. Securities and Exchange Commission via the EDGAR system on October 8, 2013 (Accession No. 0001206774-13-003548) pursuant to Rule 497(e) under the 1933 Act.

     If you have any questions or comments regarding this filing, please call me at (215) 564-8099.

Very truly yours,

/s/ Jonathan M. Kopcsik
Jonathan M. Kopcsik

cc:	Emilia P. Wang
Bruce G. Leto